Document and Entity Information	0 Months Ended
Apr. 23, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 23, 2012
Registrant Name	Neuberger Berman Alternative Funds
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Apr 23, 2012
Document Effective Date	Apr 23, 2012
Prospectus Date	Apr 23, 2012

Neuberger Berman Absolute Return Multi-Manager Fund
RISK/RETURN
GOAL
The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
FEES AND EXPENSES
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 39 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 97 in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman Absolute Return Multi-Manager Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Operating Expenses Neuberger Berman Absolute Return Multi-Manager Fund		Class A	Class C	Institutional Class
Management fees		2.26%	2.26%	2.15%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.83%	0.83%	0.83%
Total annual operating expenses		3.34%	4.09%	2.98%
Fee waiver and/or expense reimbursement		0.52%	0.52%	0.52%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	2.82%	3.57%	2.46%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, and extraordinary expenses, if any) of each class are limited to 2.81%, 3.56% and 2.45% of average net assets, respectively. Each of these undertakings lasts until 10/31/2015. These undertakings may not be terminated during their term without the consent of the Board. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.81%, 3.56% and 2.45% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Neuberger Berman Absolute Return Multi-Manager Fund (USD $)	1 Year	3 Years
Class A	844	1,399
Class C	460	1,094
Institutional Class	249	767

Expense Example No Redemption Neuberger Berman Absolute Return Multi-Manager Fund (USD $)	1 Year	3 Years
Class A	844	1,399
Class C	360	1,094
Institutional Class	249	767

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal by allocating its assets to multiple subadvisers that employ a variety of investment strategies. The Portfolio Managers at NB Alternative Investment Management LLC (“NBAIM” or the “Adviser”) are responsible for selecting each subadviser and for determining the amount of Fund assets to allocate to each subadviser. The Portfolio Managers allocate Fund assets to subadvisers whose strategy the Portfolio Managers believe, when combined to form a single portfolio, can provide attractive risk-adjusted returns over the long term.

The Portfolio Managers allocate Fund assets among subadvisers in an effort to provide for overall investment diversification with the aim of decreasing the Fund’s sensitivity to market fluctuations. The Portfolio Managers review a range of qualitative and quantitative factors when determining the allocations to subadvisers, including each subadviser’s investment style and historical performance, and the holdings in the subadviser’s allocated assets.

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including the U.S.), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts, exchange traded funds (“ETFs”) and partnership interests; (ii) debt securities, which may include debt securities of governments throughout the world (including the U.S.) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (including the U.S.), below investment grade debt securities (commonly known as “junk bonds”) and convertible bonds; and (iii) foreign currencies.

The Fund also may use derivatives and primarily may use three categories of derivatives: (i) futures contracts based on indices, currencies and/or U.S. government bonds; (ii) swaps, such as credit default swaps, total return swaps and/or interest rate swaps (including constant maturity swaps); and (iii) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices. Any of these derivatives may be used in an effort to enhance returns or manage and/or adjust the risk profile of the Fund or the risk of individual positions, except that futures contracts on currencies will primarily be used for hedging purposes. A subadviser may choose not to hedge its positions.

The Portfolio Managers intend to allocate the Fund’s assets among the following strategies:

Long/Short Equity: This strategy takes long and short positions in equity securities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the subadviser believes the securities are likely to increase or decrease in value, respectively. The equity securities in which this strategy may invest include common stock, convertible securities, preferred stock, partnership interests, options, and warrants. Some subadvisers may focus on certain sectors of the market. It is currently anticipated that one subadviser will focus its long/short equity strategy on the health care sector, while others may invest across any sectors they find attractive.

Event-Driven: These are a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events. The types of Event Driven Strategies that the Fund will utilize are:

- Stressed and Distressed Debt: This strategy involves investing in the debt of companies experiencing financial or operational difficulties of the sort that often lead to bankruptcies or corporate reorganizations. The debt securities of these companies generally trade at a substantial discount to par value, which may not always reflect a careful analysis of the companies’ assets or prospects. Subadvisers seek to take advantage of their experience in the bankruptcy process by attempting to take advantage of (1) incorrect valuations by investors between the current price and the subadvisers’ estimate of the value of the debt, based in part on the subadvisers’ involvement in the bankruptcy process, and (2) price disparities in relation to comparable securities.

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. Most of the subadvisers only invest in announced transactions but some subadvisers may also invest in anticipation of transactions. It is currently anticipated that the subadvisers will invest in both announced transactions and in anticipation of transactions.

- Equity Restructurings: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser takes either a long or a short position in equity securities of these companies. Typical restructurings may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks.

Capital Structure Arbitrage: This strategy involves establishing long and/or short positions in different securities within a single company’s capital structure (e.g., long senior notes and short subordinated bonds). This type of trading involves the determination by the subadviser that the market is mispricing different classes of securities relative to one another, so the subadviser establishes a short position in the security thought to be overvalued and a long position in the security thought to be undervalued.

In the future, the Portfolio Managers may also allocate the Fund’s assets to the following strategy:

Credit Long/Short: This strategy primarily involves taking long and short positions in U.S. dollar denominated fixed-income corporate securities that are below investment grade (commonly called “junk bonds”). Below investment grade securities are defined by the Fund as those debt securities that, at the time of investment, are rated BB or lower by Standard & Poor’s, Ba or lower by Moody’s Investors Service, or comparably rated by at least one independent credit rating agency or, if unrated, deemed by the subadviser to be of comparable quality. The subadviser will take long positions that it believes offer the potential for attractive returns and in the aggregate have the potential to outperform the market, as represented by an appropriate index. The subadviser will take short positions that it believes in the aggregate have the potential to underperform the market, as represented by that same index. The subadviser also may invest in a broad range of investments, including, but not limited to, common stock, preferred stock, convertible debt, loans (including collateralized loan obligations), loan participations, trade claims, non-U.S. securities, private placements and credit default swaps. The Portfolio Managers currently intend to begin to allocate assets to the subadviser that will use this strategy when the Fund’s assets are approximately $125 million.

The Adviser also may allocate the Fund’s assets to certain additional strategies in the future. For more information about these potential additional strategies, please see the section entitled “Information About Additional Potential Principal Investment Strategies.” There is no assurance that any or all of these additional strategies will be used in the future.

*****

The Portfolio Managers currently intend to allocate assets for each investment strategy to the following subadvisers:

Investment Strategy	Subadviser
Small- and Mid-Cap Equity Long/Short	The Boston Company Asset Management, LLC
Global Equity Long/Short	Cramer Rosenthal McGlynn, LLC
Merger Arbitrage	GAMCO Asset Management, Inc.
Event Driven	Levin Capital Strategies, L.P.
Credit Long/Short	MacKay Shields LLC*
Stressed and Distressed Credit	Sound Point Capital Management, L.P.
Healthcare Long/Short	Turner Investments, L.P.
Event Driven	Visium Asset Management, LP

*	The Portfolio Managers currently intend to begin to begin to allocate assets to the subadviser that will use this strategy when the Fund’s assets are approximately $125 million.

Based on the Portfolio Managers ongoing evaluation of the subadvisers, they may adjust allocations among subadvisers, or make recommendations to the Fund’s Board of Trustees with respect to the hiring, termination or replacement of subadvisers. In recommending new subadvisers to the Fund’s Board of Trustees, the Portfolio Managers consider numerous factors, including, but not limited to, the subadviser’s investment style, the reputation of the subadviser, the depth and experience of its investment team, the demonstrated ability of the subadviser to implement its investment strategy, the consistency of past returns, and the subadviser’s policies and procedures to monitor and take into account risk.

When the Portfolio Managers or a subadviser anticipates adverse market, economic, political or other conditions, or receives large cash inflows, the Fund may temporarily depart from its goal and invest in cash or cash equivalent instruments or leave a significant portion of its assets uninvested for defensive purposes. The Fund currently expects to use money market mutual funds for this purpose. If the Fund does so, it may not achieve its goal. The Adviser retains investment discretion to invest Fund assets directly and may do so for defensive purposes or in the event a subadviser is terminated and a new subadviser has not yet been hired. When the Portfolio Managers are making direct investments for the Fund they will invest primarily in ETFs and affiliated and unaffiliated registered investment companies. The Portfolio Managers may also use put options including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates) and futures contracts based on indices for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of short sales, derivative instruments and when-issued securities will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

A subadviser may use strategies intended to protect against losses (i.e., hedged strategies), but there is no guarantee that such hedged strategies will be used or, if used, that they will protect against losses, perform better than non-hedged strategies or provide consistent returns.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the Adviser’s allocation decisions. There can be no guarantee that the Adviser or the subadvisers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Because one subadviser invests primarily in securities of companies in the health care sector, the Fund’s performance may be adversely affected by a downturn in that sector. Health care companies can be adversely affected by, among other things, legislative or regulatory changes, competitive challenges, product liability litigation, government approval or non-approval of products and services, and product obsolescence. They are also sensitive to political trends, actual and perceived, that may presage legislative or regulatory changes. Biotechnology and related companies can be adversely affected by, among other things, patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies have thinly traded securities and the stock prices of these companies may be very volatile.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value (NAV) since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Certain events, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategies in pursuit of its goal. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Some subadvisers have little experience managing mutual funds which, unlike the hedge funds these managers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, in an attempt to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. Derivatives involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s NAV. Derivative instruments, short positions, securities lending and when-issued securities that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

Foreign Risk. Foreign securities, including those securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration. A rise in market interest rates would likely extend the effective duration of mortgage-backed securities, thereby magnifying the effect of the rate rise has on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Risks of Interests in Loans. Loans generally are subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. The Fund may find it difficult to establish a fair value for loans held by it. There is a risk that the value of the collateral securing a loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Trade Claims Risk. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and are typically unsecured and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.

Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding.

Distressed Securities Risk. In certain periods, there may be little or no liquidity in the markets for distressed securities or other instruments. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be more difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Risks of Collateralized Loan Obligations (“CLOs”). CLOs issue classes or “tranches” of securities that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

When-Issued and Delayed Delivery Securities Risk. The Fund may obtain when-issued securities as a result of its investments in restructurings and other special situations. When-issued and delayed-delivery securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that a counterparty may fail to complete the sale of the security, in which case the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund.

High Portfolio Turnover. Several of the strategies utilized by the Fund may engage in frequent and active trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate .

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

PERFORMANCE
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 23, 2012
Neuberger Berman Absolute Return Multi-Manager Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	2.26%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.82%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	844
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,399
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	844
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,399
Neuberger Berman Absolute Return Multi-Manager Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	2.26%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	4.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	3.57%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	460
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	360
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
Neuberger Berman Absolute Return Multi-Manager Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	2.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.46%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Neuberger Berman Absolute Return Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 39 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page 97 in the Fund’s SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal by allocating its assets to multiple subadvisers that employ a variety of investment strategies. The Portfolio Managers at NB Alternative Investment Management LLC (“NBAIM” or the “Adviser”) are responsible for selecting each subadviser and for determining the amount of Fund assets to allocate to each subadviser. The Portfolio Managers allocate Fund assets to subadvisers whose strategy the Portfolio Managers believe, when combined to form a single portfolio, can provide attractive risk-adjusted returns over the long term.

The Portfolio Managers allocate Fund assets among subadvisers in an effort to provide for overall investment diversification with the aim of decreasing the Fund’s sensitivity to market fluctuations. The Portfolio Managers review a range of qualitative and quantitative factors when determining the allocations to subadvisers, including each subadviser’s investment style and historical performance, and the holdings in the subadviser’s allocated assets.

The investment strategies that the subadvisers will utilize involve the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including the U.S.), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts, exchange traded funds (“ETFs”) and partnership interests; (ii) debt securities, which may include debt securities of governments throughout the world (including the U.S.) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (including the U.S.), below investment grade debt securities (commonly known as “junk bonds”) and convertible bonds; and (iii) foreign currencies.

The Fund also may use derivatives and primarily may use three categories of derivatives: (i) futures contracts based on indices, currencies and/or U.S. government bonds; (ii) swaps, such as credit default swaps, total return swaps and/or interest rate swaps (including constant maturity swaps); and (iii) call and put options on securities and indices including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on securities and indices. Any of these derivatives may be used in an effort to enhance returns or manage and/or adjust the risk profile of the Fund or the risk of individual positions, except that futures contracts on currencies will primarily be used for hedging purposes. A subadviser may choose not to hedge its positions.

The Portfolio Managers intend to allocate the Fund’s assets among the following strategies:

Long/Short Equity: This strategy takes long and short positions in equity securities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the subadviser believes the securities are likely to increase or decrease in value, respectively. The equity securities in which this strategy may invest include common stock, convertible securities, preferred stock, partnership interests, options, and warrants. Some subadvisers may focus on certain sectors of the market. It is currently anticipated that one subadviser will focus its long/short equity strategy on the health care sector, while others may invest across any sectors they find attractive.

Event-Driven: These are a broad category of investment strategies based on announced or anticipated events or a series of events and on investing in the securities of companies that could be affected by the occurrence of such events. The types of Event Driven Strategies that the Fund will utilize are:

- Stressed and Distressed Debt: This strategy involves investing in the debt of companies experiencing financial or operational difficulties of the sort that often lead to bankruptcies or corporate reorganizations. The debt securities of these companies generally trade at a substantial discount to par value, which may not always reflect a careful analysis of the companies’ assets or prospects. Subadvisers seek to take advantage of their experience in the bankruptcy process by attempting to take advantage of (1) incorrect valuations by investors between the current price and the subadvisers’ estimate of the value of the debt, based in part on the subadvisers’ involvement in the bankruptcy process, and (2) price disparities in relation to comparable securities.

- Merger (Risk) Arbitrage: This strategy consists primarily of making investments that the subadviser expects will benefit from the successful completion of a merger or acquisition. The subadviser typically buys the stock of a target company after a merger is announced at a price slightly below the takeover price offered. A profit is made if and when the merger is completed at the offered price or higher. In addition, in stock swap mergers, the subadviser may sell or take a short position in the stock of the acquiring company either to reduce risk or on the theory that if and when the merger is completed, any difference between the price of the target company’s stock and the value of the acquiring company’s stock being exchanged for the target company’s stock will be eliminated. If the subadviser believes an announced or widely anticipated merger is unlikely to be completed, it may take the opposite positions. Most of the subadvisers only invest in announced transactions but some subadvisers may also invest in anticipation of transactions. It is currently anticipated that the subadvisers will invest in both announced transactions and in anticipation of transactions.

- Equity Restructurings: This strategy involves examining companies for the prospect of a variety of potential restructurings. The subadviser takes either a long or a short position in equity securities of these companies. Typical restructurings may include: holding company arbitrage (i.e., attempting to take advantage of apparent disparities between the prices of a holding company’s stock and the prices of any listed companies it may hold), spin-offs, stub trades, recapitalizations and share buybacks.

Capital Structure Arbitrage: This strategy involves establishing long and/or short positions in different securities within a single company’s capital structure (e.g., long senior notes and short subordinated bonds). This type of trading involves the determination by the subadviser that the market is mispricing different classes of securities relative to one another, so the subadviser establishes a short position in the security thought to be overvalued and a long position in the security thought to be undervalued.

In the future, the Portfolio Managers may also allocate the Fund’s assets to the following strategy:

Credit Long/Short: This strategy primarily involves taking long and short positions in U.S. dollar denominated fixed-income corporate securities that are below investment grade (commonly called “junk bonds”). Below investment grade securities are defined by the Fund as those debt securities that, at the time of investment, are rated BB or lower by Standard & Poor’s, Ba or lower by Moody’s Investors Service, or comparably rated by at least one independent credit rating agency or, if unrated, deemed by the subadviser to be of comparable quality. The subadviser will take long positions that it believes offer the potential for attractive returns and in the aggregate have the potential to outperform the market, as represented by an appropriate index. The subadviser will take short positions that it believes in the aggregate have the potential to underperform the market, as represented by that same index. The subadviser also may invest in a broad range of investments, including, but not limited to, common stock, preferred stock, convertible debt, loans (including collateralized loan obligations), loan participations, trade claims, non-U.S. securities, private placements and credit default swaps. The Portfolio Managers currently intend to begin to allocate assets to the subadviser that will use this strategy when the Fund’s assets are approximately $125 million.

The Adviser also may allocate the Fund’s assets to certain additional strategies in the future. For more information about these potential additional strategies, please see the section entitled “Information About Additional Potential Principal Investment Strategies.” There is no assurance that any or all of these additional strategies will be used in the future.

*****

The Portfolio Managers currently intend to allocate assets for each investment strategy to the following subadvisers:

Investment Strategy	Subadviser
Small- and Mid-Cap Equity Long/Short	The Boston Company Asset Management, LLC
Global Equity Long/Short	Cramer Rosenthal McGlynn, LLC
Merger Arbitrage	GAMCO Asset Management, Inc.
Event Driven	Levin Capital Strategies, L.P.
Credit Long/Short	MacKay Shields LLC*
Stressed and Distressed Credit	Sound Point Capital Management, L.P.
Healthcare Long/Short	Turner Investments, L.P.
Event Driven	Visium Asset Management, LP

*	The Portfolio Managers currently intend to begin to begin to allocate assets to the subadviser that will use this strategy when the Fund’s assets are approximately $125 million.

Based on the Portfolio Managers ongoing evaluation of the subadvisers, they may adjust allocations among subadvisers, or make recommendations to the Fund’s Board of Trustees with respect to the hiring, termination or replacement of subadvisers. In recommending new subadvisers to the Fund’s Board of Trustees, the Portfolio Managers consider numerous factors, including, but not limited to, the subadviser’s investment style, the reputation of the subadviser, the depth and experience of its investment team, the demonstrated ability of the subadviser to implement its investment strategy, the consistency of past returns, and the subadviser’s policies and procedures to monitor and take into account risk.

When the Portfolio Managers or a subadviser anticipates adverse market, economic, political or other conditions, or receives large cash inflows, the Fund may temporarily depart from its goal and invest in cash or cash equivalent instruments or leave a significant portion of its assets uninvested for defensive purposes. The Fund currently expects to use money market mutual funds for this purpose. If the Fund does so, it may not achieve its goal. The Adviser retains investment discretion to invest Fund assets directly and may do so for defensive purposes or in the event a subadviser is terminated and a new subadviser has not yet been hired. When the Portfolio Managers are making direct investments for the Fund they will invest primarily in ETFs and affiliated and unaffiliated registered investment companies. The Portfolio Managers may also use put options including purchasing puts on security indices and put spreads on indices (i.e., buying and selling an equal number of puts on the same index with differing strike prices or expiration dates) and futures contracts based on indices for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, different factors could affect the Fund’s performance and the Fund may not achieve its goal.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the equity and fixed income markets. The Fund’s use of short sales, derivative instruments and when-issued securities will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior is unpredictable, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

A subadviser may use strategies intended to protect against losses (i.e., hedged strategies), but there is no guarantee that such hedged strategies will be used or, if used, that they will protect against losses, perform better than non-hedged strategies or provide consistent returns.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including, but not limited to, the Adviser’s allocation decisions. There can be no guarantee that the Adviser or the subadvisers will be successful in their attempts to manage the risk exposure of the Fund.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Market volatility may disrupt a subadviser’s investment program if it abruptly changes pricing relationships on which the subadviser was basing an arbitrage strategy. Similarly, it may disrupt event-driven strategies if abrupt changes cause the parties to alter or abandon the event on which a subadviser was basing its investment strategy.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline when the Fund holds significant “long” positions. In recent years, the markets have shown considerable volatility from day to day and even in intra-day trading.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to large-cap companies, small- and mid-cap companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Because one subadviser invests primarily in securities of companies in the health care sector, the Fund’s performance may be adversely affected by a downturn in that sector. Health care companies can be adversely affected by, among other things, legislative or regulatory changes, competitive challenges, product liability litigation, government approval or non-approval of products and services, and product obsolescence. They are also sensitive to political trends, actual and perceived, that may presage legislative or regulatory changes. Biotechnology and related companies can be adversely affected by, among other things, patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies have thinly traded securities and the stock prices of these companies may be very volatile.

Short Sale Risk. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. Short sales may help hedge against general market risk to the securities held in the portfolio but theoretically present unlimited risk on an individual stock basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value (NAV) since it increases the exposure of the Fund to the market.

The Fund may not always be able to close out a short position at a favorable time and price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund.

When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize borrowings or the collateral obtained from securities lending for this cash.

Event-Driven Strategies Risk. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses. Certain events, such as companies emerging from, or restructuring as a result of, bankruptcy, carry additional risks because of the issuer’s financial fragility and the likelihood that its management has little experience with bankruptcy, and the securities of such companies may be more likely to lose value than the securities of more financially stable companies. In general, event-driven strategies may fail if the subadviser is unable to obtain adequate information about the event or does not properly analyze the information available. The actions of other market participants may also disrupt the events on which the Fund’s strategy depends.

Multi-Manager Risk. Fund performance is dependent upon the success of the Adviser and the subadvisers in implementing the Fund’s investment strategies in pursuit of its goal. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to subadvisers and its selection and oversight of the subadvisers. The subadvisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund. Some subadvisers have little experience managing mutual funds which, unlike the hedge funds these managers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Arbitrage Strategies Risks. Arbitrage strategies involve the risk that underlying relationships between securities in which investment positions are taken may change in an adverse manner or in a manner not anticipated by the subadviser, in which case the Fund may realize losses.

Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus. Thus, the Fund might not benefit as much as funds following other strategies during periods of strong market performance. Also, the employment of hedging strategies, if any, in an attempt to mitigate risk may cause the Fund’s returns to be lower than if hedging had not been employed.

Special Situations Risk. The Fund’s use of event-driven and arbitrage strategies will cause it to invest in actual or anticipated special situations – i.e., acquisitions, spin-offs, reorganizations and liquidations, tender offers and bankruptcies. These transactions may not be completed as the subadviser anticipates or may take an excessive amount of time to be completed. They may also be completed on different terms than the subadviser anticipates, resulting in a loss to the Fund. Some special situations are sufficiently uncertain that the Fund may lose its entire investment in the situation.

Derivatives Risk. Derivatives involve risks different from, or greater than, those associated with more traditional investments. Derivatives can be highly complex, can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Recent legislation calls for new regulation of the derivatives markets and could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Counterparty Risk. The Fund’s investments in derivatives involve, in addition to the risks posed by the markets and individual issuers, the risks associated with the Fund’s exposure to its counterparties. The Fund’s investments in the OTC derivatives market introduce counterparty risk due to the possibility that the dealer providing the derivative or other product will fail to timely perform its payment and other obligations. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Leverage Risk. Leverage amplifies changes in the Fund’s NAV. Derivative instruments, short positions, securities lending and when-issued securities that the Fund may use create leverage and can result in losses to the Fund that exceed the amount originally invested. There can be no assurance that the Fund’s use of any leverage will be successful and there is no specified limit on the amount that the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the subadviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income.

Writing (selling) a call option obligates the Fund to sell the underlying security to a purchaser at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a call option. A call option is “covered” if the Fund simultaneously holds an equivalent position in the security underlying the option. When the Fund writes a covered call option, it assumes the risk that it must sell the underlying security at a price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price.

Writing (selling) a put option obligates the Fund to acquire the underlying security from a purchaser of the option at a specified price if the purchaser decides to exercise the option. The Fund receives a premium when it writes a put option. When the Fund writes a put option, it assumes the risk that it must purchase the underlying security at a price that may be higher than the market price of the security.

In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks (and its price may be as volatile as that of the underlying stock) when the underlying stock’s price is high relative to the conversion price and is subject to the risks of debt securities (and is particularly sensitive to changes in interest rates) when the underlying stock’s price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

Foreign Risk. Foreign securities, including those securities issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets can perform differently than the U.S. market. Following the market turmoil of 2008-2009, some national economies continue to show profound instability, which may in turn affect their international trading partners.

Currency Risk. Currency fluctuations could negatively impact investment gains or add to investment losses.

Currency Transaction Risk. Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

Interest Rate Risk. The Fund’s total return and share price will fluctuate in response to changes in interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move inversely to movements in interest rates. In general, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration. Also, because many investors buy stocks and derivatives with borrowed money, an increase in interest rates can cause a decline in those markets as well. Interest rates have been unusually low in recent years.

Prepayment and Extension Risk. The Fund’s performance could be affected if unexpected interest rate trends cause the Fund’s mortgage- or asset-backed securities to be paid off earlier or later than expected, shortening or lengthening their duration. A rise in market interest rates would likely extend the effective duration of mortgage-backed securities, thereby magnifying the effect of the rate rise has on the securities’ price.

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Risks of Interests in Loans. Loans generally are subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. The Fund may find it difficult to establish a fair value for loans held by it. There is a risk that the value of the collateral securing a loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. If the Fund acquires a participation interest in a loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

Trade Claims Risk. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and are typically unsecured and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.

Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding.

Distressed Securities Risk. In certain periods, there may be little or no liquidity in the markets for distressed securities or other instruments. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be more difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or it may be required to accept cash or securities with a value less than the Fund’s original investment.

Risks of Collateralized Loan Obligations (“CLOs”). CLOs issue classes or “tranches” of securities that vary in risk and yield, and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the type of the underlying loans and the tranche of the CLO in which the Fund invests. In addition, CLOs carry risks including, but not limited to, interest rate risk, credit risk and default risk.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

When-Issued and Delayed Delivery Securities Risk. The Fund may obtain when-issued securities as a result of its investments in restructurings and other special situations. When-issued and delayed-delivery securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that a counterparty may fail to complete the sale of the security, in which case the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.

ETF Risk. ETFs are subject to the risk that they may not replicate the performance of the index tracked by the ETF, if any, and may not be permitted to sell poorly performing stocks that are included in the index. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Other Investment Company Risk. Through its investment in ETFs and other investment companies, the Fund is subject to the risks of the investment companies’ investments, as well as to the investment companies’ expenses.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. The Fund may receive illiquid securities as a result of its investment in certain special situations.

Restricted Securities Risk. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund.

High Portfolio Turnover. Several of the strategies utilized by the Fund may engage in frequent and active trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance or may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate .

Recent Market Conditions. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As such, the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

[1]	For Class A shares, a CDSC of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.
[3]	Neuberger Berman Management LLC (NBM) has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, and extraordinary expenses, if any) of each class are limited to 2.81%, 3.56% and 2.45% of average net assets, respectively. Each of these undertakings lasts until 10/31/2015. These undertakings may not be terminated during their term without the consent of the Board. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses forgone or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.81%, 3.56% and 2.45% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 23, 2012